Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Other Operating Income

Description	12/31/2019	12/31/2018	12/31/2017
Sale of non-current assets held for sale (see note 21)	3,298,397
Services	2,012,663	2,476,579	2,604,007
Adjustments and interest from other receivables	628,208	406,134	165,148
Derecognition or substantial modification of financial liabilities	409,089	1,082,142
Adjustments from other receivables with CER clauses	158,879
Initial recognition of loans	119,856	121,600
Sale of investment property and other non-financial assets		75,383	25,931
Sale of property, plant and equipment		58,375	1,445
Other	1,053,747	1,190,812	1,482,697

	7,680,839	5,411,025	4,279,228